UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha,   NE

           68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

9/30

Date of reporting period: 3/31/10

Item 1.  Reports to Stockholders.

The Lacerte Guardian Fund

Semi - Annual Report

March 31, 2010

www.lacerteguardianfund.com

Investor Information: 1-877-738-9888

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The Lacerte Guardian Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

lacerte capital advisers, llc

As we closed on the first quarter of 2010 Lacerte Capital Advisers and its cornerstone fund The Lacerte Guardian Fund (LGFIX) will celebrate reaching its 3 year anniversary.  This is significant on many levels but the most important of which is reaffirmation of one of our founding principles; that offering a protected approach to equities is an alternative long term strategy.

Through our first three years we have been tested by major, significant market moves both up and down and during that time our fund has outperformed our benchmark index the S&P 500 by over 8%.  During this period we experienced the low market volatility environment of 2007, the terrifying challenges of 2008 and the exhilarating rebound and gains of 2009.

Focusing briefly on the most recent 6 month period ending March 31, 2010; the impressive rally that the market has been experiencing has continued with only one decent pullback that is almost not worth noting but did occur over a 3 week period that lasted from Mid January to the second week in February.  Outside of that the equity markets have remained strong.  Equity returns over the period noted have been respectable with the Lacerte Guardian Fund (LGFIX) providing a return of 6.62% vs. a return of 10.62% for the S&P 500.  The drag on performance is primarily due to a continued drop in implied volatility and the extended periods of unusually strong upward momentum.

While the rally has been impressive it has occurred on very light volume.  This would indicate that major players are investing with caution and fear a double dip recession could be just around the corner.  For the fund this is not a real concern as volatility is something that we strive to monetize in addition to the appreciation of our equity holdings and remember the basic tenet of investing is to invest for the long term.

For Financial Advisors and individual investors alike the sudden sharp rally combined with fear of a double dip recession presents a real challenge.  Lacerte Capital Advisers provides a hedged solution.  The Lacerte Guardian Fund should be considered as a core holding of any equity allocation.

We appreciate your business and look forward to continue to provide you with hedged equity solutions in the years to come.

Sincerely,

Jeffrey Beamer

Portfolio Manager

0778-NLD-6/1/2010

2811 McKinney Avenue, Suite 206  Dallas, Texas   75204   214-922-9211

The Lacerte Guardian Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2010

Shares		Market Value
	COMMON STOCK - 40.52%
	BANKS - 3.48%
5,100	Goldman Sachs Group, Inc.	$ 870,213

	CHEMICALS - 3.34%
7,000	Potash Corp. of Saskatchewan, Inc.	835,450

	COAL - 2.95%
17,300	Consol Energy, Inc.	738,018

	COMPUTERS - 4.04%
4,300	Apple, Inc. *	1,010,199

	HEALTHCARE-PRODUCTS - 2.09%
1,500	Intuitive Surgical, Inc. *	522,195

	IRON/STEEL - 3.56%
19,600	Nucor Corp.	889,448

	LODGING - 1.97%
6,500	Wynn Resorts, Ltd.	492,895

	MACHINERY-CONSTRUCTION & MINING - 3.92%
17,300	Joy Global, Inc.	979,180

	MINING - 3.68%
11,000	Freeport-McMoRan Copper & Gold, Inc.	918,940

	OIL & GAS - 2.00%
5,800	Transocean, Ltd. *	501,004

	OIL & GAS SERVICES - 1.95%
7,700	Schlumberger, Ltd.	488,642

	TRANSPORTATION - 7.54%
10,200	FedEx Corp.	952,680
12,700	Union Pacific Corp.	930,910
		1,883,590

	TOTAL COMMON STOCK ( Cost - $9,421,643)	10,129,774

	EXCHANGE TRADED FUNDS - 47.53%
	EQUITY FUND - 47.53%
60,000	ProShares Ultra S&P500	2,520,600
80,000	SPDR S&P 500 ETF Trust	9,359,200
	TOTAL EXCHANGE TRADED FUNDS ( Cost - $11,324,350)	11,879,800

The accompanying notes are an integral part of these financial statements.

The Lacerte Guardian Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2010

Contracts**		Market Value
	PURCHASED PUT OPTIONS - 1.52%
43	Apple, Inc.
	Expiration May 2010, Exercise Price $220.00	$ 21,285
15	Intuitive Surgical, Inc.
	Expiration May 2010, Exercise Price $320.00	12,945
173	Consol Energy, Inc.
	Expiration April 2010, Exercise Price $42.00	19,895
102	Fedex Corp.
	Expiration May 2010, Exercise Price $85.00	9,486
110	Freeport-McMoran Copper & Gold
	Expiration May 2010, Exercise Price $75.00	19,800
51	Goldman Sachs Group, Inc.
	Expiration April 2010, Exercise Price $160.00	3,264
173	Joy Global, Inc.
	Expiration April 2010, Exercise Price $50.00	2,941
173	Joy Global, Inc.
	Expiration May 2010, Exercise Price $55.00	42,385
196	Nucor Corp.
	Expiration April 2010, Exercise Price $41.00	1,960
196	Nucor Corp.
	Expiration May 2010, Exercise Price $43.00	22,540
70	Potash Corp. Saskatchewan, Inc.
	Expiration April 2010, Exercise Price $120.00	27,300
58	Transocean, Ltd.
	Expiration May 2010, Exercise Price $80.00	8,120
77	Schlumberger, Ltd.
	Expiration April 2010, Exercise Price $60.00	2,464
800	SPDR S&P 500 ETF Trust
	Expiration May 2010, Exercise Price $112.00	103,200
600	ProShares Ultra S&P500
	Expiration May 2010, Exercise Price $39.00	60,000
127	Union Pacific Corp.
	Expiration April 2010, Exercise Price $70.00	5,080
65	Wynn Resorts, Ltd.
	Expiration May 2010, Exercise Price $70.00	16,900
	TOTAL PURCHASED PUT OPTIONS ( Cost - $434,485)	379,565

	SHORT-TERM INVESTMENTS - 11.26%
Shares	MONEY MARKET FUND - 11.26%
2,814,933	Fidelity Institutional Money Market Funds - Money
	Market Portfolio 0.21%+	2,814,933
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $2,814,933)	2,814,933

	TOTAL INVESTMENTS - 100.83% ( Cost - $23,995,411)	25,204,072
	CALL OPTIONS WRITTEN - (0.37) %	(92,174)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.46) %	(115,750)
	NET ASSETS - 100.0%	$ 24,996,148

The accompanying notes are an integral part of these financial statements.

The Lacerte Guardian Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2010

Contracts**		Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.37) %
43	Apple, Inc.
	Expiration May 2010, Exercise Price $260.00	$ 12,427
75	Consol Energy, Inc.
	Expiration April 2010, Exercise Price $49.00	1,500
110	Freeport-McMoran Copper & Gold
	Expiration April 2010, Exercise Price $90.00	5,390
22	Goldman Sachs Group, Inc.
	Expriation April 2010, Exercise Price $170.00	8,360
29	Goldman Sachs Group, Inc.
	Expiration April 2010, Exercise Price $175.00	4,930
15	Intuitive Surgical, Inc.
	Expiration May 2010, Exercise Price $380.00	10,800
133	Joy Global, Inc.
	Expiration April 2010, Exercise Price $60.00	6,384
166	Nucor Corp.
	Expiration April 2010, Exercise Price $47.00	6,474
70	Potash Corp. Saskatchewan, Inc.
	Expiration April 2010, Exercise Price $135.00	2,800
35	Schlumberger Ltd.
	Expiration April 2010, Exercise Price $65.00	2,380
748	SPDR S&P 500 ETF Trust
	Expiration April 2010, Exercise Price $120.00	24,684
65	Wynn Resorts, Ltd.
	Expiration May 2010, Exercise Price $90.00	6,045
	TOTAL SCHEDULE OF CALL OPTIONS WRITTEN	$ 92,174
	(Proceeds - $161,460)

* Non-Income producing security.
** Each option contract allows the holder of the option to purchase 100 shares of the underlying security.
+ Variable rate security. Rate shown is as of March 31, 2010.

The accompanying notes are an integral part of these financial statements.

The Lacerte Guardian Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2010

Assets:
Investments in Securities at Market Value (identified cost $23,995,411)	$ 25,204,072
Deposit with Broker	902,494
Receivable for Securities Sold	3,113
Dividends and Interest Receivable	13,473
Receivable for Fund Shares Sold	40,262
Prepaid Expenses and Other Assets	22,061
Total Assets	26,185,475

Liabilities:
Payable for Securities Purchased	1,035,634
Call Options Written, at Value (Proceeds $161,460)	92,174
Accrued Advisory Fees	30,018
Payable to Other Affiliates	11,161
Other Accrued Expenses	20,340
Total Liabilities	1,189,327

Net Assets- Class I Shares (Unlimited shares of no par value interest
authorized; 1,397,129 shares of beneficial interest outstanding)	$ 24,996,148

Net Asset Value, Offering and Redemption Price Per Share*
(24,996,148 /1,397,129 shares of beneficial interest outstanding)	$ 17.89

Composition of Net Assets:
At March 31, 2010, Net Assets consisted of:
Paid-in-Capital	$ 24,258,987
Accumulated Net Investment loss	(139,942)
Accumulated Net Realized Loss On Investments	(400,844)
Net Unrealized Appreciation on:
Investments	1,208,661
Written Options	69,286
Net Assets	$ 24,996,148
___________
* The Fund charges a fee of 2.00% on redemptions of shares held for less than 30 days.

The accompanying notes are an integral part of these financial statements.

The Lacerte Guardian Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March, 31, 2010

Investment Income:
Dividend Income (net of $210 foreign taxes)	$ 78,875
Interest Income	2,901
Total Investment Income	81,776

Expenses:
Investment Advisory Fees	155,744
Transfer Agent Fees	20,219
Fund Accounting Fees	19,973
Administration Fees	19,726
Registration & Filing Fees	12,328
Legal Fees	9,862
Audit Fees	7,891
Chief Compliance Officer Fees	7,891
Printing Expense	4,932
Custody Fees	3,699
Trustees' Fees	2,713
Insurance Expense	1,233
Distribution Fees- Class R	181
Miscellaneous Expenses	986
Total Expenses	267,378
Less: Investment Advisory Fees Waived	(45,660)
Net Expenses	221,718

Net Investment Loss	(139,942)

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	(833,214)
Written Options	432,370
Net Change in Unrealized Appreciation on:
Investments	1,208,661
Written Options	69,286
Net Realized and Unrealized Gain on Investments	877,103

Net Increase in Net Assets Resulting From Operations	$ 737,161

The accompanying notes are an integral part of these financial statements.

The Lacerte Guardian Fund
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

For the six months
ended
March 31, 2010
Operations:
Net Investment Loss	$ (139,942)
Net Realized Loss on Investments and Written Options	(400,844)
Net Change in Unrealized Appreciation on Investments and Written Options	1,277,947
Net Increase in Net Assets
Resulting From Operations	737,161

From Shares of Beneficial Interest Transactions:
Class I Shares:
Proceeds from Shares Issued (1,451,834 shares)	24,822,431
Shares Transferred from Class R (22,317 shares)	378,714
Cost of Shares Redeemed (54,705 shares, respectively)	(955,477)
Redemption Fee Proceeds	708
Total Class I Shares	24,246,376

Class R Shares:*
Proceeds from Shares Issued (22,334 shares)	391,404
Cost of Shares Redeemed (4 shares)	(79)
Shares Transferred to Class I (22,330 shares)	(378,714)
Total Class R Shares	12,611
Total From Shares of Beneficial Interest Transactions	24,258,987

Increase in Net Assets	24,996,148

Net Assets:
Beginning of Period	-
End of Period	$ 24,996,148

Undistributed Net Investment Loss at End of Period	$ (139,942)
______
* For the period October 1, 2009 through January 29, 2010. Effective January 29, 2010, Class R shares suspended sales and the outstanding shares were exchanged for Class I shares at net asset value.

The accompanying notes are an integral part of these financial statements.

The Lacerte Guardian Fund
FINANCIAL HIGHLIGHTS (Unaudited)

The table below sets forth financial data for one share of capital stock outstanding throughout the period.

	For the Six Months
	Ended
	March 31, 2010**

Net Asset Value, Beginning of Period	$ 17.08
Increase From Operations:
Net investment loss (a)	(0.14)
Net gain from securities
(both realized and unrealized)	0.95
Total from operations	0.81

Less Distributions:
From net investment income	-
Total Distributions	-

Net Asset Value, End of Period	$ 17.89

Total Return (b)	4.74%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 24,996
Ratio to average net assets:
Expenses, Gross	3.00%	(c)
Expenses, Net of Reimbursement	2.50%	(c)
Net investment income, Gross	(2.06)%	(c)
Net investment income, Net of Reimbursement	(1.56)%	(c)
Portfolio turnover rate	71%

__________
**The Fund commenced operations on October 1, 2009.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized.

The accompanying notes are an integral part of these financial statements.

Lacerte Guardian Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2010

1.

ORGANIZATION

The Lacerte Guardian Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The investment objective of the Fund is to seek capital appreciation.

The Lacerte Guardian Fund was organized originally as a limited partnership in February 2007, under the laws of the State of Delaware. Effective as of the close of business on September 30, 2009, the predecessor partnership was reorganized into a Delaware statutory trust as a registered investment company.  The Lacerte Guardian Fund commenced operations on October 1, 2009 with a contribution of assets and liabilities, including securities-in-kind from the predecessor limited partnership.

For the period October 1, 2009 through January 29, 2010, the Fund offered Class R shares.  On January 29, 2010, Class R shares suspended sales and the Fund exchanged 22,330 shares of Class R (valued at $16.96) for 22,317 shares of Class I (valued at $16.97), pursuant to an action approved by the Board of Trustees.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Exchange trades options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Lacerte Guardian Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2010

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$10,129,774	-	-	$10,129,774
Exchange-Traded Funds	11,879,800	-	-	11,879,800
Purchased Put Options	379,565	-	-	379,565
Short-Term Investments	2,814,933	-	-	2,814,933
Total	$25,204,072	-	-	$25,204,072

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$ 92,174	-	-	$ 92,174
Total	$ 92,174	-	-	$ 92,174

                                               The Fund did not hold any Level 3 securities during the period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As the writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

Lacerte Guardian Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2010

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.  During the six months ended March 31, 2010, the Fund had net realized losses of $1,261,089 involving option transactions subject to equity price risk.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2010 tax returns.  The Fund identifies its major tax jurisdictions at U.S. Federal and Nebraska State; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Lacerte Capital Advisers, LLC. (the “Adviser”).  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.75% of the average daily net assets of the Fund.  For the six months ended March 31, 2010, the Adviser earned advisory fees of $155,744.

Lacerte Guardian Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2010

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) at least until January 31, 2011, so that the total annual operating expenses of the Fund do not exceed 2.50% of the Fund’s average daily net assets.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.  During the six months ended March 31, 2010, the Adviser waived fees of $45,660, all of which will expire in 2013.

The Fund has entered into separate servicing agreements with GFS, whereby GFS will provide administrative, fund accounting and transfer agency services to the Fund.  Agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are equal to the greater of the annual minimum or the basis point fees.  The annual minimum is $40,000 and the basis point fees are:

  10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting - Total charges for Fund Accounting services include fees and out-of-pocket expenses.  The Fund pays GFS a base annual fee of $27,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

  2 basis points or 0.02% on net assets of $25 million to $100 million

  1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges. The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.  The annual minimum is $18,000 per share class and the per account charge is $16.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.   For the six months ended March 31, 2010, the Fund incurred expenses of $7,891 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the six months ended March 31, 2010, GemCom received $2,335 for providing such services.  The Printing Expense listed in the Statement of Operations includes the fees paid to GemCom.

Lacerte Guardian Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2010

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund was permitted to pay 0.25% per year of its average daily net assets of Class R shares for such distribution and shareholder service activities.  For the six months ended March 31, 2010, the Class R shares incurred distribution fees of $181.

Trustees – The Fund pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $10,000 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings. The Trust pays the chairperson of the Audit committee an additional $2,500 per quarter.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended March 31, 2010 amounted to $31,366,976 and $11,481,228 , respectively.  The cost basis of securities for financial reporting purposes was $23,995,411.  Gross unrealized appreciation and depreciation on investments as of March 31, 2010 aggregated $1,429,053 and $220,392, respectively.

5.           OPTION CONTRACTS WRITTEN

The number of option contracts written and the premiums received by the Fund during the six months ended March 31, 2010, were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	-	$ -
Options written	9,903	1,344,882
Options closed	(4,939)	(820,786)
Options exercised	(1,141)	(83,787)
Options expired	(2,312)	(278,849)
Options outstanding, end of period	1,511	$ 161,460

6.           NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

Lacerte Guardian Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2010

7.           SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Lacerte Guardian Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

March 31, 2010

As a shareholder of the Fund you incur ongoing costs, including management fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (10/1/09)	Ending Account Value (3/31/10)	Expenses Paid During the Period* (10/1/09 to 3/31/10)
Actual	$1,000.00	$1,047.42	$12.76
Hypothetical (5% return before expenses)	$1,000.00	$1,012.47	$12.54

*Expenses Paid During Period are equal to Fund’s annualized expense ratio of 2.50%, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Portfolio Composition (Unaudited)

Sector	Percent of Net Assets
Exchange Traded Fund	47.5%
Common Stocks	40.5%
Short-Term Investments	11.3%
Purchased Put Options	1.5%
Call Options Written	(0.4)%
Liabilities in Excess of Other Assets	(0.4)%
Total	100.0%

Approval of Advisory Agreement –The Lacerte Guardian Fund

In connection with a special meeting held on August 5, 2009 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Lacerte Capital Advisors, LLC (“Lacerte” or the “Adviser”) and the Trust, on behalf of The Lacerte Guardian Fund (the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Advisor’s existing hedge fund, and appropriate indices with respect to the Fund; (b) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Adviser and investment management staffing; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its Fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because the Fund had not yet commenced operations, the Trustees could not consider its investment performance.  However, the Board, including the Independent Trustees, considered Lacerte’s past performance with its existing hedge fund.  The board concluded that Lacerte’s past performance was acceptable and that the Adviser has potential to deliver favorable performance for the Fund.

 Fees and Expenses.  The Board noted that Lacerte charges an annual base fee of 1.75% adjusted upward or downward up to a maximum of 1.00% of the average daily net asset annual advisory fee value of the Fund depending upon the performance of the Fund as compared to S&P 500 for the preceding twelve (12) months (including the month to which the payment relates), measured at the end of that month. If the difference between the Fund’s performance and the investment record of the S&P 500 exceeds two percentage points, the fee will be adjusted either up or down 1.00%.  As to comparative fees and expenses, the Trustees considered the advisory fees to be paid to Lacerte and compared those fees paid by funds in a peer group.  In considering that Lacerte would be paid a performance fee as opposed to the typical advisory fee, the Trustees agreed that as with hedge fund products, providing a strong incentive to the investment manager could result in exceptional returns to the Fund.  The Trustees discussed at length the operation of the performance fee and the impact on the Fund’s fees and expenses based on various performance results. The Trustees considered the “base fee” to be paid to Lacerte when the performance of the Fund was equal to the S&P 500.  With regard to the S&P 500, the Trustees considered the anticipated volatility of the Fund and the index, diversification of holdings, types of securities owned and investment objective of the Fund. The information showed that the Fund’s contractual base fee of 1.75% was within the range for its peer group and thus 1.75% was a fair starting point for the Fund. The Board then considered the fee adjustments to be made to the Fund’s base fee based on performance.  The Trustees agreed that the 12-month period over which performance would be computed was sufficiently long to provide a reasonable basis for indicating Lacerte’s performance.  The Trustees further agreed that the method by which the performance fee would be calculated under the proposed Advisory Agreement would ensure that any significant fees adjustments were attributable to Lacerte’s skill, or lack thereof, rather than to random fluctuations.  It was the consensus of the Board that the maximum performance adjustment under the Advisory Agreement would only be made for performance differences that could reasonably be considered meaningful and significant taking into account the Fund’s size, volatility, diversification and variability of performance differences.  After consideration, the Board was satisfied that the relationship of the fee adjustments to the base fee was not disproportionately large and that the Fund’s advisory fees were acceptable in light of the quality of services the Fund expected to receive from Lacerte and the level of fees paid by funds in the peer group.  They agreed that a period of 12 months at the base fee was appropriate.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based anticipated size of the Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of the Fund’s expense limitation agreement and asset levels, the Board was satisfied that the Adviser’s level of profitability from its relationship to Fund would not be excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously renewed the Agreement.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

The Privacy Policy is not part of these Financial Statements.

Investment Adviser

Lacerte Capital Advisers, LLC

2811 McKinney Ave., Suite 206

Dallas, TX 75204

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Registered Public Accounting Firm

Briggs, Bunting & Dougherty, LLP

1835 Market Street, 26th Floor

Philadelphia, Pennsylvania 19103

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

Union Bank,

National Association

350 California Street 6th Floor

San Francisco, California  94104

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-738-9888 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-738-9888.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew Rogers

       Andrew B. Rogers, President

Date

6/8/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew Rogers

        Andrew B. Rogers, President

Date

6/8/10

By (Signature and Title)

/s/Kevin Wolf

       Kevin E. Wolf, Treasurer

Date

6/8/10